Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goehring & Rozencwajg Investment Funds
Entity Central Index Key	0001680255
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000173812
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	INSTITUTIONAL
Trading Symbol	GRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Institutional for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/ .. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Institutional	$98.25	0.92%

Expenses Paid, Amount	$ 98.25
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

Performance of the Fund over the past fiscal year was driven by improving equity valuations in natural resource sectors, as inflationary pressures persisted and the challenges associated with alternative energy sources continued to develop.

Markets continue to show long term fundamentals favorable to the strategy with periods of increased volatility.

During the fiscal year ended May 31, 2024, the Fund's current investment strategies did not materially change, and resulted in strong relative and absolute returns for the period.

Line Graph [Table Text Block]
	Institutional	MSCI All Country World Index - $21,271	MSCI World Index - $22,330
'24	$16,835.53	$21,271.05	$22,329.98
'23	$12,050.31	$17,215.66	$17,875.52
'22	$14,704.63	$17,070.45	$17,512.69
'21	$10,236.43	$18,312.47	$18,398.81
'20	$5,113.56	$12,910.16	$13,083.50
'19	$6,712.88	$12,245.24	$12,251.00
'18	$9,823.82	$12,405.67	$12,286.69
'17	$8,440.00	$11,092.69	$11,012.74
'16	$10,000.00	$10,000.00	$10,000.00

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. December 29, 2016)	39.71%	20.19%	7.27%
MSCI All Country World Index	23.56%	11.68%	10.71%
MSCI World Index	24.92%	12.76%	11.44%

Performance Inception Date	Dec. 29, 2016
No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 408,941,576
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,360,506
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$408,941,576 # of Portfolio Holdings80 Portfolio Turnover Rate (Institutional)11% Advisory Fees Paid$2,360,506
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.9%
Energy	36.2%
Materials	61.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.
C000173813
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	RETAIL
Trading Symbol	GRHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Retail for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/ .. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Retail	$133.32	1.25%

Expenses Paid, Amount	$ 133.32
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

Performance of the Fund over the past fiscal year was driven by improving equity valuations in natural resource sectors, as inflationary pressures persisted and the challenges associated with alternative energy sources continued to develop.

Markets continue to show long term fundamentals favorable to the strategy with periods of increased volatility.

During the fiscal year ended May 31, 2024, the Fund's current investment strategies did not materially change, and resulted in strong relative and absolute returns for the period.

Line Graph [Table Text Block]
	Retail	MSCI All Country World Index - $21,271	MSCI World Index - $22,330
'24	$16,422.17	$21,271.05	$22,329.98
'23	$11,804.75	$17,215.66	$17,875.52
'22	$14,446.57	$17,070.45	$17,512.69
'21	$10,090.91	$18,312.47	$18,398.81
'20	$5,049.72	$12,910.16	$13,083.50
'19	$6,652.65	$12,245.24	$12,251.00
'18	$9,783.83	$12,405.67	$12,286.69
'17	$8,420.00	$11,092.69	$11,012.74
'16	$10,000.00	$10,000.00	$10,000.00

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Retail	1 Year	5 Year	Since Inception
Retail (Incep. December 29, 2016)	39.11%	19.81%	6.91%
MSCI All Country World Index	23.56%	11.68%	10.71%
MSCI World Index	24.92%	12.76%	11.44%

Performance Inception Date	Dec. 29, 2016
No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 408,941,576
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,360,506
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$408,941,576 # of Portfolio Holdings80 Portfolio Turnover Rate (Retail)11% Advisory Fees Paid$2,360,506
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.9%
Energy	36.2%
Materials	61.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.